Income Taxes	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Income Taxes

NOTE 5 INCOME TAXES

U.S. Cellular's Income taxes receivable at December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$73,525	$39,656
State income taxes receivable	1,266	1,741
	$74,791	$41,397

Income tax expense is summarized as follows:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(90,235)	$19,290	$69,942
State	1,049	(11,059)	648
Deferred
Federal	187,581	57,759	41,884
State	15,683	15,968	5,376
	$114,078	$81,958	$117,850

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$109.5	35.0%	$84.4	35.0%	$122.2	35.0%
State income taxes, net of federal benefit (1)	5.2	1.7	5.0	2.1	0.1	0.1
Effect of noncontrolling interests	(4.9)	(1.6)	(4.6)	(1.9)	(4.8)	(1.4)
Correction of deferred taxes (2)	5.4	1.7	—	—	—	—
Other differences, net	(1.1)	(0.3)	(2.8)	(1.2)	0.4	0.1
Effective income tax expense and rate	$114.1	36.5%	$82.0	34.0%	$117.9	33.8%

  Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.

  U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

U.S. Cellular's current Net deferred income tax asset totaled $31.9 million and $26.8 million at December 31, 2011 and 2010, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

U.S. Cellular's noncurrent deferred income tax assets and liabilities at December 31, 2011 and 2010 and the temporary differences that gave rise to them were as follows:

December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$48,565	$33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred tax assets	74,577	61,674
Noncurrent deferred tax liabilities
Property, plant and equipment	482,433	323,334
Licenses/intangibles	267,344	246,599
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$799,190	$583,444

At December 31, 2011, U.S. Cellular and certain subsidiaries had $890.4 million of state NOL carryforwards (generating a $41.1 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries which generated the losses. The state NOL carryforwards expire between 2012 and 2031. Certain subsidiaries had federal NOL carryforwards (generating a $7.5 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2012 and 2031. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$32,547	$34,442	$27,786
Additions for tax positions of current year	4,487	5,119	4,966
Additions for tax positions of prior years	332	550	3,114
Reductions for tax positions of prior years	(1,104)	(1,560)	(1,399)
Reductions for settlements of tax positions	(244)	(5,938)	—
Reductions for lapses in statutes of limitations	(7,273)	(66)	(25)
Unrecognized tax benefits balance at December 31,	$28,745	$32,547	$34,442

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2011, 2010 and 2009 by $18.7 million, $21.1 million and $18.9 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2011, U.S. Cellular believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $9.7 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2011 of $2.6 million, and expense in 2010 and 2009 of $3.0 million and $2.1 million, respectively. Net accrued interest and penalties were $15.6 million and $19.3 million at December 31, 2011 and 2010, respectively.

A summary of U.S. Cellular's deferred tax asset valuation allowance is as follows:

	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1	$29,891	$19,234	$23,565
Charged to costs and expenses	(1,450)	(832)	(10,348)
Charged to other accounts	1,820	11,489	6,017
Balance at December 31,	$30,261	$29,891	$19,234

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $29.3 million.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2007. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.